10. Intangible Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Less: accumulated amortization	$ (945,509)	$ (354,022)
Intangible assets, net	269,149	305,978
Noncompete Agreements [Member]
Intangible assets, gross	500,000	500,000
Other Intangible Assets [Member]
Intangible assets, gross	$ 714,658	$ 160,000